Derivatives and Fair Value of Financial Instruments (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (6,098,000)	$ 20,279,000	$ 8,047,000
Commodities | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	(6,098,000)	20,279,000
Foreign currencies | Cost of sales-products
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	3,027,000	25,692,000
Foreign currencies | Foreign currency
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	(3,919,000)	(1,957,000)
Interest rate | Miscellaneous, net
Amount of gain or (loss) recognized for each type of derivative and its location in the Condensed Consolidated Statements of Comprehensive Income
Amount of Gain or (Loss) Recognized in Income on Derivatives	$ (5,132,000)	$ (14,467,000)